Operating Revenue (Schedule of Operating Revenue) (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	$ 3,080	$ 3,303	$ 6,532	$ 6,731
Renewable Energy Investment Tax Credits
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	24	7	29	11
Alternative Revenue Programs
Public Utilities General Disclosures [Line Items]
Other revenues	50	19	77	27
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	2,189	2,239	4,535	4,435
Virginia Electric and Power Company | Alternative Revenue Programs
Public Utilities General Disclosures [Line Items]
Other revenues	50	19	77	27
Virginia Electric and Power Company | Maximum | Renewable Energy Investment Tax Credits
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	$ 19	$ 1	$ 22	$ 1